Structured Entities - Summary of Carrying Amount and Fair Value (Detail) - Consolidated structured entities [member] - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Carrying amount [member]
Disclosure of information about structured entities [Line Items]
Assets	$ 13,600	$ 14,335
Associated liabilities	8,272	10,166
Fair Value
Disclosure of information about structured entities [Line Items]
Assets	13,621	14,344
Associated liabilities	8,416	10,209
Credit cards [Member] | Carrying amount [member]
Disclosure of information about structured entities [Line Items]
Assets	6,825	7,747
Credit cards [Member] | Fair Value
Disclosure of information about structured entities [Line Items]
Assets	6,825	7,747
Consumer installment and other personal [member] | Carrying amount [member]
Disclosure of information about structured entities [Line Items]
Assets	6,291	5,872
Consumer installment and other personal [member] | Fair Value
Disclosure of information about structured entities [Line Items]
Assets	6,312	5,876
Business And Government [member] | Carrying amount [member]
Disclosure of information about structured entities [Line Items]
Assets	484	716
Business And Government [member] | Fair Value
Disclosure of information about structured entities [Line Items]
Assets	$ 484	$ 721